Costs of services and general and administrative costs	6 Months Ended
Jun. 30, 2022
Costs of service and general and administrative costs [Abstract]
Costs of services and general and administrative costs
4. Costs of services and general and administrative costs

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Costs of services	5,708.1	5,196.1
General and administrative costs	508.5	452.8
	6,216.6	5,648.9
4. Costs of services and general and administrative costs (continued)
Costs of services and general and administrative costs include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Staff costs	3,930.7	3,473.3
Establishment costs	262.8	264.8
Media pass-through costs	1,016.7	857.0
Other costs of services and general and administrative costs[1]	1,006.4	1,053.8
	6,216.6	5,648.9
Note
[1]Other costs of services and general and administrative costs include £229.1 million (period ended 30 June 2021: £376.3 million) of other pass-through costs.

Staff costs include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Wages and salaries	2,718.5	2,329.8
Cash-based incentive plans	93.5	200.2
Share-based incentive plans	67.3	43.9
Severance	17.4	14.5
Other staff costs	1,034.0	884.9
	3,930.7	3,473.3
Other costs of services and general and administrative costs include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Amortisation and impairment of acquired intangible assets	31.5	30.1
Losses on disposals of investments and subsidiaries	48.1	1.0
Gains on remeasurement of equity interests arising from a change in scope of ownership	(60.4)	—
Restructuring and transformation costs	75.3	34.3
Restructuring costs in relation to COVID-19	5.9	19.7
Litigation settlement	—	21.7
Restructuring and transformation costs of £75.3 million (2021: £34.3 million) include £59.5 million in relation to the Group's IT transformation programme. This programme will allow technology to become a competitive advantage in the market as our clients, and their clients, move to an ever increasing digital world. It includes costs of £46.3 million in relation to the rollout of a new ERP system in order to drive efficiency and collaboration throughout the Group. The remaining £15.8 million relates to restructuring actions to simplify operational structures and co-locate our businesses.
Restructuring costs in relation to COVID-19 of £5.9 million (2021: £19.7 million) primarily relate to property costs which the Group undertook in response to the COVID-19 pandemic. As management continues to assess the impact of COVID-19 on long-term working practices and the Group's real estate portfolio, further impairments may occur in the future.
Losses on disposal of investments and subsidiaries of £48.1 million in 2022 primarily includes a loss of £65.1 million on the divestment of our Russian interests which completed in May 2022.
Gains on remeasurement of equity interests arising from a change in scope of ownership of £60.4 million comprises a gain in relation to the reclassification of the Group’s interest in Imagina in Spain from interests in associates to other investments.
In the period ended 30 June 2021, a provision of £21.7 million was made for potential litigation settlements.